Allowance for doubtful accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	₩ 35	₩ 32	₩ 9
Provision for allowances	1	16	23
Write-offs		(13)
Balance at end of year	₩ 36	₩ 35	₩ 32